Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventory Disclosure [Text Block]
Note 6.	Inventories

As of December 31, 2010 and 2011, inventories consisted of the following:

	December 31,
	2010	2011
	(in thousands)

Finished goods	$38,709	30,703
Work in process	66,271	57,737
Raw materials	12,987	24,505
Supplies	21	40
	$117,988	112,985

Inventory write-downs were $13,622 thousand, $10,557 thousand and $9,138 thousand for the years ended December 31, 2009, 2010 and 2011, respectively, and are included in cost of revenues.